Debt	12 Months Ended
Jul. 03, 2022
Debt Disclosure [Abstract]
Debt

(9) Debt

The following table summarizes the Company’s debt structure as of July 3, 2022 and June 27, 2021:

	July 3, 2022	June 27, 2021
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 5.17% and 4.55% at July 3, 2022 and June 27, 2021, respectively, excluding impact of hedging)	$790,271	$800,534
New Revolver (Maturing April 4, 2024 and bearing variable rate interest; 4.13% at July 3, 2022)	86,434	—
First Lien Credit Facility Revolver	—	39,853
Incremental Liquidity Facility	—	45,000
	876,705	885,387
Less:
Unamortized financing costs	(6,649)	(9,800)
Current portion of unamortized financing costs	3,245	3,152
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	$865,090	$870,528

As of July 3, 2022, minimum repayments of debt by fiscal year were as follows:

2023	$8,211
2024	94,645
2025	773,849
$876,705

First Lien Credit Facility Term Loan:    The First Lien Credit Facility Term Loan is repaid on a quarterly basis on the last business day of the last month of each calendar quarter in principal payments of $2,053.

Obligations owed under the First Lien Credit Facility Term Loan bear interest at a rate per annum equal to the applicable LIBOR rate, subject to a floor of 1.00%, plus an applicable margin of 3.50%. Interest on term loans under the First Lien Facility bearing interest based upon the Base Rate will be due quarterly, and interest on loans bearing interest based upon the LIBOR rate will be due on the last day of each relevant interest period or, if sooner, on the respective dates that fall every three months after the beginning of such interest period.

Pursuant to the First Lien Guarantee and Collateral Agreements, obligations owed under the First Lien Credit Facility are secured by a first priority security interest on substantially all assets of Bowlero Corp and the guarantor subsidiaries. The First Lien Credit Agreement contains customary events of default, restrictions on indebtedness, liens, investments, asset dispositions, dividends and affirmative and negative covenants.

New Revolver:    On December 15, 2021, the Company entered into a Sixth Amendment (“Sixth Amendment”) to the First Lien Credit Agreement, by and among Bowlero, JPMorgan Chase Bank, N.A., as administrative agent, and the lenders.

Pursuant to the Sixth Amendment, the revolving credit facility under the First Lien Credit Agreement was refinanced and replaced by a $140,000 senior secured revolving credit facility (“New Revolver”), which has a maturity date of the earlier of December 15, 2026 or the date that is 90 days prior to the scheduled maturity date of any term loans outstanding under the First Lien Credit Agreement in an aggregate principal amount exceeding $175,000. Since the term loan under the First Lien Credit Agreement matures on July 3, 2024, the maturity date for the New Revolver is currently April 4, 2024. Interest on borrowings under the New Revolver is initially based on either the Adjusted Term Secured Overnight Financing Rate (“SOFR”) or the Alternate Base Rate, as further described in the First Lien Credit Agreement.

In addition, on December 17, 2021, Bowlero entered into a Seventh Amendment (“Seventh Amendment”) to the First Lien Credit Agreement pursuant to which the total revolving commitments under the New Revolver were increased by $25,000 to an aggregate amount of $165,000. No changes, other than increasing the aggregate principal amount of revolving commitments thereunder, were made to the terms of the New Revolver in connection with the Seventh Amendment.

The New Revolver is subject to, among other provisions, covenants regarding indebtedness, liens, negative pledges, restricted payments, certain prepayments of indebtedness, cross-default with other agreements relating to indebtedness, investments, fundamental changes, disposition of assets, sale and lease-back transactions, transactions with affiliates, amendments of or waivers with respect to restricted debt and permitted activities of Bowlero. In addition, the New Revolver is subject to a financial covenant requiring that the First Lien Leverage Ratio (as defined in the First Lien Credit Agreement) not exceed 6.00:1.00 as of the end of any fiscal quarter if the New Revolver is at least 35% utilized (subject to certain exclusions) at the end of such fiscal quarter.

The New Revolver is also subject to customary events of defaults. Payment of borrowings under the New Revolver may be accelerated if there is an event of default, and Bowlero would no longer be permitted to borrow additional funds under the New Revolver while a default or event of default were outstanding. No changes were made to the terms of the term loan under the First Lien Credit Agreement in connection with the Sixth Amendment or the Seventh Amendment.

Incremental Liquidity Facility:    On December 15, 2021, the principal, accrued and unpaid interest and fees outstanding under the Incremental Liquidity Facility were repaid in full and all commitments to extend credit thereunder were terminated and any security interests and guarantees in connection therewith were terminated and/or released.

The Company had previously entered into a $150,000 Incremental Liquidity Facility with JP Morgan Chase Bank, N.A. as the lender with a maturity date of July 3, 2024 at an interest rate of the applicable LIBOR rate plus an initial applicable margin of 3.00%. The loan was structured as a revolver, with $45,000 utilized at the closing date and with the remaining $105,000 available subject to approval by Atairos as credit support provider and the prior satisfaction of certain conditions. The Incremental Liquidity Facility was secured on a pari passu first lien basis with the existing credit facility (with respect to assets of Bowlero Corp. and its guarantor subsidiaries).

First Lien Credit Facility Revolver:    On December 15, 2021, the principal, accrued and unpaid interest and fees outstanding under the First Lien Credit Agreement Revolver were repaid in full and all commitments to extend credit thereunder were terminated and any security interests and guarantees in connection therewith were terminated and/or released.

The Company had previously entered into a $50,000 First Lien Credit Facility Revolver with JP Morgan Chase Bank, N.A. as the lender with a maturity date of July 3, 2022. Obligations owed under the First Lien Credit Facility bore interest at a rate per annum equal to the applicable LIBOR rate, subject to a floor of 1.00%, plus an applicable margin of 3.75% to 4.25% depending on the leverage level. Interest on loans under the First Lien Facility bearing interest based upon the Base Rate was due quarterly, and interest on loans bearing interest based upon the LIBOR rate was due on the last day of each relevant interest period or, if sooner, on the respective dates that fall every three months after the beginning of such interest period. The Base Rate was defined as a rate per annum equal to the highest of (a) the Federal Funds Effective Rate in effect on such day plus 0.50%, (b) to the extent ascertainable, the Published LIBOR Rate plus 1.00%, (c) the Prime Rate and (d) solely with respect to the expanded term loan under the July 2018 Credit Agreement, 2.00%.

Pursuant to the First Lien Credit Agreement collateral and guarantee requirement, obligations owed under the First Lien Credit Facilities were secured by a first priority security interest on substantially all assets of Bowlero Corp. and the guarantor subsidiaries. The First Lien Credit Agreement contained customary events of default, restrictions on indebtedness, liens, investments, asset dispositions, dividends and affirmative and negative covenants.

Letters of Credit:    Outstanding standby letters of credit as of July 3, 2022 and June 27, 2021 totaled $9,136 and $9,100, respectively, and are guaranteed by JP Morgan Chase Bank, N.A. The available amount of the New Revolver is reduced by the outstanding standby letters of credit as of July 3, 2022 and the available amount of the First Lien Credit Facility Revolver was reduced by the outstanding standby letters of credit as of June 27, 2021.

Covenant Compliance:    The Company was in compliance with all debt covenants as of July 3, 2022.

Interest rate swaps and caps

Derivatives:    The Company used interest rate swaps and cap agreements which expired as of July 3, 2022, to convert a portion of its variable interest rate exposure to fixed rates to protect the Company from future interest rate increases. The Company’s interest rate swap and cap agreements consist of the following:

	June 27, 2021
	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022
Interest rate caps	97,500	March 31, 2022
Total notional amounts	$650,000

Under the swap agreements, the Company paid a fixed rate of interest of 2.561% and received an average variable rate of the one-month LIBOR adjusted monthly. Under the interest rate cap agreements, the Company paid a fixed rate fee of 0.179% on the notional amount and had a strike rate of 3.00%.

The fair value of the swap and cap agreements as of June 27, 2021 was a liability of $8,869, and was included in other current liabilities in the consolidated balance sheet.

The reclassifications from accumulated other comprehensive income (“AOCI”) into income during each reporting period were as follows:

	July 3, 2022	June 27, 2021
Interest expense reclassified from AOCI into net loss	$8,809	$9,002

The fair value of the swap and cap Agreements excludes accrued interest and takes into consideration current interest rates and current likelihood of the swap counterparties’ compliance with its contractual obligations. There are no income taxes related to the amounts recorded to AOCI due to tax credits and the full valuation allowance on deferred taxes.